Share capital - Rio Tinto Limited - Additional information (Detail) - Rio Tinto Limited - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 78	$ 84	$ 95
Number of shares held (in shares)	794,282	979,495	995,173